AUDITED CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FROM OPERATIONS
Investment income, net	$ 704.8	$ 774.2	$ 744.9
Net realized (loss) gain on investments	(411.9)	769.8	331.0
Net change in unrealized (depreciation) appreciation on investments and loans payable	(520.9)	(117.0)	105.7
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	(228.0)	1,427.0	1,181.6
FROM PARTICIPANT TRANSACTIONS
Premiums	2,025.9	2,655.9	2,637.4
Annuity payments	(47.8)	(47.3)	(45.0)
Withdrawals and death benefits	(5,814.1)	(2,570.3)	(2,874.0)
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM PARTICIPANT TRANSACTIONS	(3,836.0)	38.3	(281.6)
NET (DECREASE) INCREASE IN NET ASSETS	(4,064.0)	1,465.3	900.0
NET ASSETS
Beginning of period	27,307.9	25,842.6	24,942.6
End of period	$ 23,243.9	$ 27,307.9	$ 25,842.6